Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 207,874	$ 51,428	$ 427,615	$ 76,265	$ 363,056
Total revenues	207,874	51,428	427,615	76,265	363,056
Cost of revenues	75,839	21,144	169,703	28,165	169,605
Gross profit	132,035	30,284	257,912	48,100	193,451
Operating expenses:
Selling, general and administrative	156,455	94,062	374,993	120,872
Officer and director compensation (including stock-based compensation of $367,250 and $109,147, respectively)	41,926	45,149	218,185	90,939	491,770	149,619
Professional and consulting (including stock-based compensation of $29,850 and $163,000, respectively)	50,754	50,403	96,096	117,653	263,365	273,781
Provision for doubtful accounts	25,000		25,000		8,600	2,675
Other selling, general and administrative					351,844	34,924
Depreciation and amortization of property and equipment	67,047	16,208	145,257	25,883	44,484	10,992
Amortization of intangible assets					57,845
Total operating expenses	341,182	205,822	859,531	355,347	1,217,908	471,991
Operating (loss)	(209,147)	(175,538)	(601,619)	(307,247)	(1,024,457)	(471,991)
Other income/(expense):
Derivative liability (expense) income	(83,117)	255,416	614,660	97,480	(909,317)	76,556
Loss on conversions of notes payable	(85,089)	(442,829)	(231,061)	(442,829)	(923,783)	(138,009)
Interest expense (including amortization of debt discounts of $847,055 and $0, respectively)	(296,228)	(312,393)	(952,967)	(350,886)	(1,178,197)	(199,126)
Gain on settlement of note payable					652,559
Loss on disposal of equipment					(17,667)
Total other (expense)	(464,434)	(499,806)	(569,368)	(696,235)	(2,376,405)	(260,579)
Net (loss)	$ (673,581)	$ (675,344)	$ (1,170,987)	$ (1,003,482)	$ (3,400,862)	$ (732,570)
Net loss per common share:
Basic and diluted net loss per common share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.02)	$ (0.01)
Basic and diluted weighted-average common shares outstanding	451,160,597	141,483,432	392,936,085	136,768,307	174,026,777	110,581,886